Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2022	279,478	32,322	8,085	319,885
Increase/ (decrease) of deferred tax liabilities for the year	19,214	(5,295)	76	13,995
Translation differences and inflation adjustment	6,034	(13,578)	(1,055)	(8,599)
Balances at December 31, 2022	304,726	13,449	7,106	325,281
Balances at January 1, 2021	215,331	36,181	3,245	254,757
Increase of deferred tax liabilities for the year	62,472	2,675	5,116	70,263
Translation differences and inflation adjustment	1,675	(6,534)	(276)	(5,135)
Balances at December 31, 2021	279,478	32,322	8,085	319,885

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2022	34,073	113,304	932	13,022	161,331
Disposal of subsidiaries	(343)	(2,198)	-	16	(2,525)
(Decrease) / increase of deferred tax assets for the year	(410)	12,580	(108)	(2,482)	9,580
Translation differences and inflation adjustment	(7,054)	(10,911)	165	(2,881)	(20,681)
Balances at December 31, 2022	26,266	112,775	989	7,675	147,705
Balances at January 1, 2021	24,167	120,624	1,152	10,563	156,506
Acquisitions of business	-	-	-	1,078	1,078
Increase/(decrease) of deferred tax assets for the year	12,234	6,058	(308)	2,252	20,236
Translation differences and inflation adjustment	(2,328)	(13,378)	88	(871)	(16,489)
Balances at December 31, 2021	34,073	113,304	932	13,022	161,331

Schedule of recoverability analysis of deferred tax assets and liabilities

	For the year ended December 31,
	2022	2021
Deferred tax assets to be recovered within 12 months	3,509	2,572
Deferred tax assets to be recovered after 12 months	144,196	158,759
Deferred tax liabilities to be incurred within 12 months	(3,648)	(4,097)
Deferred tax liabilities to be incurred after 12 months	(321,633)	(315,788)

Schedule of expiration dates of deferred tax asset related to tax losses carryforward

	For the year ended December 31,
Expiration date	2022	2021
December 31, 2025	50,161	36,377
December 31, 2026	837	677
December 31, 2027	16	—

Schedule of unrecognized deferred income tax

	2022	2021
Deferred tax assets	54,882	68,867
Deferred tax liabilities	(232,458)	(227,421)